Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis
	As at June 30, 2023 (unaudited)		As at December 31, 2022
USD'000	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level	Note ref.
Nonrecurring fair value measurements
Accounts receivable	3,471	3,471	2,219	2,219	3	9
Accounts payable	9,018	9,018	6,735	6,735	3	17
Indebtedness to related parties, current	—	—	3,374	3,374	3	19
Bonds, mortgages and other long-term debt	1,577	1,577	1,489	1,489	3	20
Indebtedness to related parties, noncurrent	12,186	12,186	7,946	7,946	3	19